Condensed Consolidated Statements of Comprehensive (Loss) Income (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (79.4)	$ 9.3	$ (80.5)	$ (12.1)	$ (55.3)	$ 122.7	$ (555.6)
Net translation adjustment	(30.9)	16.2	(12.3)	(28.2)	(45.3)	(15.3)	2.1
Loss on available-for-sale securities					(0.2)
Amortization of net actuarial (gain) loss and prior service (credit) cost	(0.1)	1.9	(0.4)	1.9	33.4	(1.4)	(26.8)
Net current period other comprehensive (loss) income	(31.0)	18.1	(12.7)	(26.3)	(12.1)	(16.7)	(24.7)
Total comprehensive (loss) income	(110.4)	27.4	(93.2)	(38.4)	(67.4)	106.0	(580.3)
Net loss (income) attributable to noncontrolling interests	0	0	0.8	(2.3)	(2.4)	(1.4)	(2.3)
Net translation adjustment attributable to noncontrolling interests	0	(4.6)	0.5	(2.4)	(2.9)	(2.2)	0.5
Comprehensive (loss) income attributable to SunEdison Semiconductor Limited	$ (110.4)	$ 22.8	$ (91.9)	$ (43.1)	$ (72.7)	$ 102.4	$ (582.1)